Interim consolidated statement of cash flows - unaudited - GBP (£) £ in Thousands		3 Months Ended		6 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Cash flow from operating activities
Cash (used in)/generated from operations		£ (4,101)	£ (55,807)	£ 4,316	£ (32,599)
Interest paid		(7,507)	(7,401)	(17,826)	(18,771)
Interest received		464	696	1,077	1,756
Tax paid		(284)	(718)	(298)	(299)
Net cash outflow from operating activities		(11,428)	(63,230)	(12,731)	(49,913)
Cash flow from investing activities
Payments for property, plant and equipment		(1,750)	(6,936)	(18,730)	(17,235)
Payments for intangible assets	[1]	(53,627)	(49,917)	(216,198)	(203,657)
Proceeds from sale of intangible assets	[1]	17,605	5,770	80,466	39,338
Net cash outflow from investing activities		(37,772)	(51,083)	(154,462)	(181,554)
Cash flow from financing activities
Proceeds from issue of shares			79,985		79,985
Proceeds from borrowings		60,000		165,000	200,000
Repayment of borrowings		(35,000)	(20,000)	(35,000)	(20,000)
Debt issue costs paid				(2,102)
Principal elements of lease payments		(1,324)	(63)	(1,528)	(191)
Net cash inflow from financing activities		23,676	59,922	126,370	259,794
Effect of exchange rate changes on cash and cash equivalents		(10,528)	375	(876)	(6,334)
Net (decrease)/increase in cash and cash equivalents		(36,052)	(54,016)	(41,699)	21,993
Cash and cash equivalents at beginning of period		80,458	149,558	86,105	73,549
Cash and cash equivalents at end of period		£ 44,406	£ 95,542	£ 44,406	£ 95,542

[1]	Payments and proceeds for intangible assets primarily relate to player and key football management staff registrations. When acquiring or selling players’ and key football management staff registrations it is normal industry practice for payment terms to spread over more than one year and consideration may also include non-cash items. Details of registrations additions and disposals are provided in Note 17. Trade payables in relation to the acquisition of registrations at the reporting date are provided in Note 25. Trade receivables in relation to the disposal of registrations at the reporting date are provided in Note 20.